Warrants (Details) - $ / shares	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants
Number of shares per warrant	1	1
Price of warrant	$ 11.50	$ 11.50
Threshold period days after the completion of the initial Business Combination for exercise of warrants	30 days	30 days
Public Warrants expiration term	5 years
public warrants
Warrants
Number of warrants outstanding	7,500,000	7,500,000
Period for filling registration statement after business combination	15 days	15 days
Period of time after which warrant holder may do cashless exercise	60 days	60 days
private placement warrants
Warrants
Number of warrants outstanding	3,500,000	3,500,000